Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Pay vs Performance Disclosure [Table]
Net Income (Loss)	$ (13,291,167)	$ (6,981,068)	$ 1,091,285